Condensed Consolidated Interim Statements of Shareholders' Equity (unaudited) - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance (in shares) at Dec. 31, 2023		17,174,502
Balance at Dec. 31, 2023	$ 160,448	$ 1,244,539	$ 9,672	$ 11,516	$ (1,074,434)	$ (30,845)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		90,362
Issuance of common shares on exercise of share units	0	$ 1,173	(1,173)
Stock-based compensation	900		900
Net loss for the period	(11,699)				(11,699)
Other comprehensive income (loss)	(357)					(357)
Balance (in shares) at Sep. 30, 2024		17,264,864
Balance at Sep. 30, 2024	149,292	$ 1,245,712	9,399	11,516	(1,086,133)	(31,202)
Balance (in shares) at Jun. 30, 2024		17,258,364
Balance at Jun. 30, 2024	151,525	$ 1,245,651	9,193	11,516	(1,082,265)	(32,570)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		6,500
Issuance of common shares on exercise of share units	0	$ 61	(61)
Stock-based compensation	267		267
Net loss for the period	(3,868)				(3,868)
Other comprehensive income (loss)	1,368					1,368
Balance (in shares) at Sep. 30, 2024		17,264,864
Balance at Sep. 30, 2024	$ 149,292	$ 1,245,712	9,399	11,516	(1,086,133)	(31,202)
Balance (in shares) at Dec. 31, 2024	17,282,934	17,282,934
Balance at Dec. 31, 2024	$ 137,025	$ 1,245,805	9,472	11,516	(1,096,275)	(33,493)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		68,071
Issuance of common shares on exercise of share units	0	$ 838	(838)
Stock-based compensation	377		377
Net loss for the period	(50,521)				(50,521)
Other comprehensive income (loss)	$ (6,656)					(6,656)
Balance (in shares) at Sep. 30, 2025	17,351,005	17,351,005
Balance at Sep. 30, 2025	$ 80,225	$ 1,246,643	9,011	11,516	(1,146,796)	(40,149)
Balance (in shares) at Jun. 30, 2025		17,351,005
Balance at Jun. 30, 2025	108,892	$ 1,246,643	9,027	11,516	(1,133,070)	(25,224)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		0
Stock-based compensation	(16)		(16)
Net loss for the period	(13,726)				(13,726)
Other comprehensive income (loss)	$ (14,925)					(14,925)
Balance (in shares) at Sep. 30, 2025	17,351,005	17,351,005
Balance at Sep. 30, 2025	$ 80,225	$ 1,246,643	$ 9,011	$ 11,516	$ (1,146,796)	$ (40,149)